UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.7%
ASSET-BACKED SECURITIES — 29.3%
Collateralized Debt Obligation — 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	1.018	%(a)	10/19/20	2,500	$2,465,941

Collateralized Loan Obligations — 15.0%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.130	%(a)	07/15/26	13,250	13,116,689
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876	%(a)	04/20/25	6,050	5,990,959
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.696	%(a)	07/20/26	5,000	4,942,876
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	994,597
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280	%(a)	10/15/26	9,750	9,709,475
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220	%(a)	10/15/26	250	250,178
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.796	%(a)	04/20/25	2,070	2,050,375
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.102	%(a)	10/22/25	5,450	5,399,508
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279	%(a)	10/17/26	12,500	12,456,904
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209	%(a)	04/18/27	12,500	12,398,712
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	10,007,425
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829	%(a)	04/17/25	10,300	10,151,680
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.429	%(a)	04/17/25	5,250	5,089,923
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,991,030
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	2.029	%(a)	01/17/24	4,200	4,178,877
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.130	%(a)	07/15/26	7,600	7,594,832
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079	%(a)	01/17/26	4,500	4,463,479
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	11,000	10,932,771
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820	%(a)	04/15/24	1,600	1,582,855
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.865	%(a)	04/25/25	1,000	995,572
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25	2,000	1,999,144

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(a)	04/15/27	12,000	11,914,447
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.780	%(a)	10/15/26	7,250	7,080,865
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179	%(a)	04/18/26	2,000	1,988,883
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.135	%(a)	07/25/26	1,000	999,757
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.927	%(a)	08/13/25	9,900	9,786,580

OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	7,916,129
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	2,000	1,983,421
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A(b)	3.100%		07/18/25	5,246	5,151,807
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196	%(a)	07/20/27	12,000	11,896,638
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886	%(a)	02/20/25	1,000	994,217
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.200	%(a)	04/15/26	1,500	1,500,660
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.159	%(a)	07/17/26	19,500	19,338,351
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(a)	04/15/25	10,400	10,236,422
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.130	%(a)	10/15/26	2,729	2,698,212
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396	%(a)	10/20/23	550	550,737
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.129	%(a)	01/18/26	4,750	4,734,819
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.326	%(a)	04/20/26	28,000	27,891,041

					256,960,847

Non-Residential Mortgage-Backed Securities — 2.5%
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083	%(a)	05/05/27	15,250	15,152,394
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852	%(a)	07/22/25	4,200	4,162,279
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	169	168,748
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278	%(a)	08/17/22	250	249,582
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	12,930	13,040,191
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,430	3,375,539
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	5,939,720

					42,088,453

Residential Mortgage-Backed Securities — 11.7%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.688	%(a)	10/25/34	4,197	4,176,236
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.568	%(a)	10/25/34	2,152	2,055,201
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.900	%(a)	09/25/35	1,706	1,683,947
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.388	%(a)	09/25/33	581	547,693
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.838	%(a)	02/25/33	2,035	1,925,651
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	1.248	%(a)	12/25/33	4,237	4,133,447
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.818	%(a)	01/25/36	444	437,922
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.488	%(a)	11/25/32	957	931,558
Argent Securities, Inc., Series 2003-W5, Class M1	1.538	%(a)	10/25/33	53	49,471
Argent Securities, Inc., Series 2003-W7, Class M1	1.523	%(a)	03/25/34	1,412	1,302,472

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.538	%(a)	12/25/33	987	888,938
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.523	%(a)	01/25/34	2,368	2,214,678
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123	%(a)	05/25/34	274	276,993
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	1.288	%(a)	05/25/34	587	552,267
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.188	%(a)	06/25/34	1,498	1,402,473
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.168	%(a)	11/25/33	1,758	1,671,049
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.448	%(a)	11/25/33	3,546	3,210,065
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.298	%(a)	06/25/34	3,400	3,201,951
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	10,353	10,322,982
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.508	%(a)	06/25/34	1,100	1,009,162
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.063	%(a)	12/25/34	4,950	4,856,903
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	1.148	%(a)	10/25/32	1,677	1,589,855
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	1.668	%(a)	06/25/43	172	164,410
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.583	%(a)	01/25/34	2,418	2,350,498
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.343	%(a)	07/25/34	5,039	4,831,265
Chase Funding Trust, Series 2002-3, Class 2A1	1.128	%(a)	08/25/32	339	308,684
Chase Funding Trust, Series 2003-4, Class 1A5	5.322	%(a)	05/25/33	942	967,794
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	1.118	%(a)	02/25/35	317	306,062
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	171	175,505
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.538	%(a)	07/25/33	1,161	1,099,786
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.538	%(a)	11/25/34	994	952,661
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.238	%(a)	03/25/34	215	207,012
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.908	%(a)	08/25/34	8,662	7,826,064
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	1.028	%(a)	12/25/34	2,463	2,322,508
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	%(a)	12/25/32	190	185,647
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.508	%(a)	11/25/33	891	846,162
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,966,553
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.538	%(a)	09/25/33	2,575	2,393,768
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.313	%(a)	08/25/34	7,498	6,898,137
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.248	%(a)	08/25/34	1,543	1,434,992

Fremont Home Loan Trust, Series 2004-4, Class M1	1.283	%(a)	03/25/35	2,512	2,366,698
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	1.088	%(a)	08/25/33	1,153	1,074,713
GSAMP Trust, Series 2004-AR1, Class A2B	1.688	%(a)	06/25/34	1,422	1,405,764
GSAMP Trust, Series 2004-FM1, Class M1	1.463	%(a)	11/25/33	326	306,690
GSAMP Trust, Series 2004-FM2, Class M1	1.238	%(a)	01/25/34	2,146	2,005,065
GSAMP Trust, Series 2004-NC2, Class A1B	1.388	%(a)	10/25/34	1,787	1,506,203
Home Equity Asset Trust, Series 2003-6, Class M1	1.538	%(a)	02/25/34	1,394	1,324,723
Home Equity Asset Trust, Series 2004-3, Class M1	1.343	%(a)	08/25/34	1,608	1,477,495
Home Equity Asset Trust, Series 2004-7, Class A2	1.328	%(a)	01/25/35	1,050	1,001,889
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.987	%(a)	11/20/36	742	742,930
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.918	%(a)	12/25/35	916	871,363
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.108	%(a)	08/25/33	1,464	1,323,015
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.928	%(a)	06/25/34	985	882,731
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.263	%(a)	12/25/32	1,709	1,711,671
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.963	%(a)	08/25/33	1,174	1,155,719
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.208	%(a)	12/25/34	8,247	7,590,854
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.488	%(a)	08/25/32	3,793	3,676,523
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.508	%(a)	10/25/33	4,465	4,189,738
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.688	%(a)	06/25/33	870	842,256
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.538	%(a)	09/25/33	798	759,766
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.508	%(a)	10/25/33	1,091	1,033,021
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.343	%(a)	03/25/34	786	747,899
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.388	%(a)	05/25/34	6,436	6,144,613
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.433	%(a)	06/25/34	1,092	1,032,134
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	1.283	%(a)	03/25/34	2,713	2,590,640
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.388	%(a)	05/25/34	343	317,161
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.388	%(a)	07/25/34	2,238	2,123,039
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.358	%(a)	11/25/34	1,941	1,773,075
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.418	%(a)	06/25/34	174	168,384
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.818	%(a)	12/25/35	255	247,431
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	1.068	%(a)	06/25/33	1,885	1,731,131
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.128	%(a)	07/25/33	861	801,044
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.388	%(a)	01/25/34	2,067	1,933,590
Option One Mortgage Loan Trust, Series 2005-1, Class A4	1.288	%(a)	02/25/35	434	431,460

Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	1.328	%(a)	01/25/36		1,500	1,473,099
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	0.938	%(a)	09/25/35		1,481	1,470,351
RAMP Trust, Series 2005-EFC3, Class M3	0.978	%(a)	08/25/35		1,385	1,363,315
RASC Trust, Series 2005-KS3, Class M4	1.193	%(a)	04/25/35		1,494	1,489,016
RASC Trust, Series 2005-KS11, Class M1	0.888	%(a)	12/25/35		800	770,316
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.948	%(a)	11/25/35		784	776,042
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.268	%(a)	02/25/34		1,565	1,463,018
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.253	%(a)	02/25/34		5,110	4,752,948
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.388	%(a)	11/25/34		2,005	1,871,530
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.313	%(a)	05/25/35		3,084	2,893,647
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.418	%(a)	07/25/35		1,782	1,708,064
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.468	%(a)	10/25/35		1,487	1,437,763
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.288	%(a)	02/25/34		3,622	3,458,104
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.488	%(a)	09/25/34		2,123	2,007,674
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.488	%(a)	09/25/34		4,010	3,887,062
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	1.148	%(a)	04/25/35		1,912	1,879,577
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.888	%(a)	11/25/35		94	93,587
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M2	0.918	%(a)	11/25/35		950	929,531
Volt XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		3,874	3,901,185
Volt XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		3,564	3,543,818
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		9,101	9,069,989
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		8,499	8,450,439

						199,658,925

TOTAL ASSET-BACKED SECURITIES (cost $501,370,288)						501,174,166

BANK LOANS(a) — 2.9%
Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		1,439	1,438,532

Brokerage — 0.1%
LPL Holdings, Inc.(c)	4.250%		03/29/21		1,459	1,458,835

Capital Goods — 0.3%
OGF SA, Private Placement	3.750%		10/30/20	EUR	2,781	3,127,129
RBS Global, Inc./Rexnord LLC	4.000%		08/21/20		1,733	1,727,940

						4,855,069

Chemicals — 0.3%
Axalta Coating Systems US Holdings	3.750%		02/01/20		1,296	1,298,927
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	1,700	1,899,421
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21	EUR	500	593,941
Macdermid, Inc.	5.500%		06/08/20		970	968,181

						4,760,470

Consumer — 0.2%
Motor Fuel Group (United Kingdom)	6.000%		07/15/22	GBP	3,000	3,887,640

Electric
Calpine Construction Finance Co. LP	3.000%		05/04/20		509	501,293

Food & Beverage — 0.1%
B.C. Unlimited Liability Co.	3.750%		12/10/21		921	924,225

Foods — 0.1%
Albertsons LLC	4.750%		06/22/23		2,083	2,092,577

Healthcare & Pharmaceutical — 0.8%
CHS Community Health Systems, Inc.	3.174%		01/25/19		4,000	3,928,000
CHS Community Health Systems, Inc.	3.750%		12/31/19		125	123,017
CHS Community Health Systems, Inc.	3.924%		12/31/18		1,297	1,284,329
CHS Community Health Systems, Inc.	4.000%		01/27/21		230	227,125
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,504	1,497,075
Ortho Clinical Diagnostics, Inc.	4.750%		06/30/21		2,205	2,132,235
Valeant Pharmaceuticals International, Inc.	4.750%		08/05/20		1,940	1,911,897
Valeant Pharmaceuticals International, Inc.	5.000%		04/01/22		1,902	1,885,183

						12,988,861

Retailers — 0.3%
Douglas Holdings AG (Germany)	6.000%		08/13/22	EUR	2,000	2,247,990
Euro Garages (United Kingdom)	6.091%		01/30/23	GBP	2,100	2,741,728

						4,989,718

Technology — 0.4%
BMC Software Finance, Inc.	5.000%		09/10/20		2,203	2,017,524
First Data Corp.	4.238%		07/08/22		225	225,668
First Data Corp.	4.488%		03/24/21		114	114,122
TransUnion LLC/TransUnion Financing Corp.	3.500%		04/09/21		781	778,569
Vantiv LLC	2.406%		06/13/19		900	892,501
Vantiv LLC	3.500%		06/11/21		3,578	3,586,265

						7,614,649

Telecommunications
SBA Senior Finance II, LLC	3.250%		03/24/21		705	704,271

Transportation — 0.2%
XPO Logistics, Inc.	5.500%		11/01/21		2,488	2,509,266

TOTAL BANK LOANS (cost $50,834,184)						48,725,406

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,582	2,587,758
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.573	%(a)	04/10/49		1,972	2,004,103
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		2,001	2,068,032
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49		8,600	8,728,358
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45		15	16,185

COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.031	%(a)	05/15/45	13,748	1,111,085
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	280,244
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.208	%(a)	03/10/47	171,811	1,744,500
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.269	%(a)	02/10/48	123,049	2,610,115
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.094	%(a)	12/10/49	1,175	1,226,881
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.257	%(a)	04/15/50	66,743	1,414,231
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.157	%(a)	04/25/20	4,952	148,735
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.627	%(a)	06/25/20	21,654	1,013,489
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.312	%(a)	10/25/20	21,200	169,124
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.401	%(a)	01/25/22	16,002	977,807
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.447	%(a)	05/25/22	20,894	1,452,821
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.486	%(a)	06/25/22	4,308	304,922
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.887	%(a)	10/25/22	95,393	4,228,574
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369	%(a)	03/25/26	46,709	4,861,251
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.447	%(a)	08/25/16	140	12
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.762	%(a)	05/25/19	469	19,108
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.695	%(a)	07/25/19	3,833	160,250
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.496	%(a)	02/10/46	103,126	3,140,940
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	28,307	895,132
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.542	%(a)	06/10/46	37,400	1,240,341
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.319	%(a)	08/15/47	45,056	1,130,392
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.447	%(a)	02/15/48	52,766	1,756,337
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	61	61,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(a)	07/15/42	10	10,038
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	53	54,819
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.742	%(a)	06/15/49	34	34,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.742	%(a)	06/15/49	1,109	1,127,919
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.935	%(a)	02/15/51	24	23,521
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%		02/15/46	8	7,676
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.582	%(a)	04/15/46	34,956	1,144,702

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.240	%(a)	08/15/45	65,968	977,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(a)	12/15/48	68,276	1,915,142
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	9	8,918
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%		03/15/44	208	210,528
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	37	37,638
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.193	%(a)	08/14/31	8,400	8,387,638
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class XCP, IO, 144A	1.523	%(a)	08/14/31	143,582	5,743
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.403	%(a)	04/10/46	140,883	3,642,840
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	2,054	2,082,346
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	3,415	3,497,044
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.702	%(a)	06/15/49	1,924	1,968,582
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.948	%(a)	02/15/51	217	220,998
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	5,284	5,399,520

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,813,858)					76,109,723

CORPORATE BONDS — 41.0%
Aerospace & Defense — 0.1%
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	800	861,863

Agriculture
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	314	572,958

Airlines — 0.6%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates(d)	4.000%		07/15/25	3,053	3,236,450
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	942	1,074,201
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	109	115,006
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%		04/29/18	3,000	3,157,500
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	798	940,750
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	73	77,592
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(d)(e)	4.300%		08/15/25	2,271	2,441,675

					11,043,174

Auto Manufacturer — 0.2%
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	2,230	2,690,268

Auto Parts & Equipment — 0.8%
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	3,090	3,340,809
Lear Corp., Gtd. Notes(e)	5.250%		01/15/25	5,375	5,737,813

Lear Corp., Gtd. Notes	5.375%		03/15/24	1,410	1,508,700
Meritor, Inc., Gtd. Notes(e)	6.250%		02/15/24	4,150	3,652,000

					14,239,322

Banks — 6.1%
Bank of America Corp., Jr. Sub. Notes(e)	5.125	%(a)	12/31/49	2,175	2,126,062
Bank of America Corp., Jr. Sub. Notes	6.100	%(a)	12/31/49	8,820	9,221,575
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	690	818,802
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	2,825	2,973,327
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	12,685	12,716,712
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	1,455	2,328,839
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	550	584,128
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	2,300	2,445,020
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(e)	3.800%		09/15/22	1,600	1,628,587
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN(d)	3.625%		09/09/24	2,375	2,475,522
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	5,500	5,905,234
Discover Bank, Sub. Notes	7.000%		04/15/20	800	910,150
Fifth Third Bancorp, Sub. Notes	4.300%		01/16/24	2,440	2,640,424
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	5,225	5,304,969
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	5.750%		01/24/22	4,590	5,340,492
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	345	457,492
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	2,105	2,381,149
JPMorgan Chase & Co., Jr. Sub. Notes(e)	5.150	%(a)	12/31/49	3,725	3,725,000
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(a)	12/31/49	7,707	8,061,522
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	3,400	3,616,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	130	135,200
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	13,110	12,880,575
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	700	967,534
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,710	1,805,601
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	2,075	2,306,178
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18	1,000	1,082,600
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,125	1,154,335
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	3,555	3,732,750
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,460	1,814,643
Wells Fargo & Co., Sub. Notes, MTN(d)	4.650%		11/04/44	3,185	3,471,061

					105,012,233

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	407,097
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	950	982,325
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22	450	519,750
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	4,400	4,614,500
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17	50	50,268

					6,573,940

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	439	472,074

Building Materials — 1.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,902,500; purchased 10/27/14-02/11/15)(b)(f)	5.375%		11/15/24	5,825	6,108,969
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	1,125	1,241,719

Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	9.375%	10/12/22		600	662,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	1,600	1,808,486
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25		350	350,770
CeramTec Group GmbH (Germany), Gtd. Notes, RegS	8.250%	08/15/21	EUR	500	593,940
Griffon Corp., Gtd. Notes	5.250%	03/01/22		6,450	6,458,062
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	133,185
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(b)(f)	7.500%	02/15/19		3,120	2,800,200
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24		2,400	2,460,816

					22,618,397

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,350	1,451,728
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45		655	731,442
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		170	207,593
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		4,100	4,428,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21		4,032	4,263,840
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		1,765	1,669,125
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		1,300	1,283,113
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		160	173,371
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		125	144,966
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		15	16,241
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		125	141,473
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		95	154,333
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44		1,210	1,270,290
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44		1,835	2,016,393
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43		415	471,378
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55		2,090	2,087,013
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		700	821,859
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		710	797,515

					22,129,673

Commercial Services — 1.0%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,925	2,030,875
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(f)	6.700%	06/01/34		110	147,679
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(f)	7.000%	10/15/37		1,725	2,400,581
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		3,125	3,179,687
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20		2,135	2,183,038
United Rentals North America, Inc., Gtd. Notes(e)	5.500%	07/15/25		925	950,909
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		6,444	6,883,352

					17,776,121

Computers
NCR Corp., Gtd. Notes(e)	6.375%	12/15/23		790	817,650

Cosmetics/Personal Care — 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $4,604,625; purchased 05/14/13-03/10/14)(b)(f)	4.625%	05/15/21		4,700	4,611,875

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc., Gtd. Notes(e)	7.000%	09/01/22		2,000	2,085,000

Diversified Financial Services — 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21		1,150	1,227,625
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23		2,065	2,129,484
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25		2,560	2,618,383
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35		1,610	1,855,723
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A(b)	3.290%	10/10/19		773	766,129
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		25	27,406
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17		5,340	5,566,950
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		175	181,305
Navient Corp., Sr. Unsec’d. Notes(e)	4.875%	06/17/19		1,155	1,160,775
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19		2,350	2,377,025
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21		1,250	1,250,000

					19,160,805

Electric — 2.0%
Calpine Corp., Sr. Unsec’d. Notes(e)	5.375%	01/15/23		2,175	2,169,563
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		1,250	1,246,875
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25		3,575	3,570,531
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		1,650	1,637,625
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		2,225	2,158,250
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	55,230
Dynegy, Inc., Gtd. Notes(e)	6.750%	11/01/19		5,850	5,959,687
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		9,200	9,016,000
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		75	75,940
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		950	961,709
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	910,754
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,672,355
NRG Energy, Inc., Gtd. Notes(e)	6.250%	05/01/24		1,748	1,726,150
NRG Energy, Inc., Gtd. Notes(e)	6.625%	03/15/23		823	829,584
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		1,456	1,557,920
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	145,228
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	365,849

					34,059,250

Electronics — 0.5%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		1,045	1,068,513
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		6,400	6,854,400
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	125	146,530
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%	10/01/19	EUR	200	233,721

					8,303,164

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(b)(f)	5.250%	06/27/29		625	181,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(f)	7.125%	06/26/42		220	73,150

					254,400

Entertainment — 2.0%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25		3,175	3,175,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		6,900	7,176,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		6,500	6,630,000
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		3,200	3,304,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000%	08/28/20	GBP	2,550	3,566,321

NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(b)(f)	5.000%		08/01/18		4,615	4,684,225
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		6,000	5,332,500

						33,868,046

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		3,100	3,212,375

Food — 1.6%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		5,250	5,394,375
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750%		10/28/20		2,650	2,809,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(b)(f)	7.250%		06/01/21		1,000	1,032,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,014,000; purchased 12/09/15)(b)(f)	7.250%		06/01/21		2,000	2,065,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(b)(f)	8.250%		02/01/20		1,500	1,556,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,750,000; purchased 05/20/15)(b)(f)	5.750%		06/15/25		2,750	2,681,250
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(e)	6.500%		02/09/40		1,020	1,390,296
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		250	275,625
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	1,550	1,735,965
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		2,000	2,115,420
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		3,387	3,420,870
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%		08/01/21		2,400	2,502,000

						26,978,551

Food Service
ARAMARK Corp., Gtd. Notes	5.750%		03/15/20		352	362,560

Forest & Paper Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(f)	5.400%		11/01/20		35	39,691
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(f)	7.375%		12/01/25		400	536,328
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		2,770	3,003,018
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		610	734,480
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		100	118,764
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18		3,647	3,838,468

						8,270,749

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,375	1,465,878
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41		700	832,745
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		125	138,505
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $591,803; purchased 07/22/14)(b)(f)	6.375%		03/30/38		566	578,369
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $1,037,500; purchased 11/03/14)(b)(f)	4.634%		07/31/29		1,000	1,042,600
Sempra Energy, Sr. Unsec’d. Notes	2.300%		04/01/17		50	50,371

						4,108,468

Healthcare - Products — 0.5%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	5,024	5,049,120
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,684	3,785,310

				8,834,430

Healthcare - Services — 3.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	450	460,668
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	325	340,998
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	588,707
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	120	132,598
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	515	605,125
CHS/Community Health Systems, Inc., Gtd. Notes(e)	8.000%	11/15/19	5,300	5,094,625
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	31	31,368
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	350	430,399
HCA, Inc., Gtd. Notes	5.375%	02/01/25	4,500	4,682,835
HCA, Inc., Gtd. Notes	5.875%	05/01/23	2,000	2,140,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,675	1,742,000
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	3,400	3,544,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	2,000	2,133,750
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	3,425	3,767,500
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,200	1,206,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,900	3,008,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	25	25,880
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	4,500	4,916,646
LifePoint Hospitals, Inc., Gtd. Notes	5.500%	12/01/21	3,875	4,067,161
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	2,650	2,762,625
Select Medical Corp., Gtd. Notes(e)	6.375%	06/01/21	7,821	7,737,941
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	2,125	2,119,688
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	600	636,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	1,700	1,755,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	175	192,949
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	4.375%	03/15/42	1,055	1,223,033
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(d)(e)	4.625%	07/15/35	3,135	3,726,781

				59,074,527

Holding Companies - Diversified — 0.1%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(b)(f)	7.500%	08/15/19	2,500	2,462,500

Home Builders — 1.9%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	9,378	10,315,800
KB Home, Gtd. Notes	7.500%	09/15/22	3,425	3,613,375
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,850	6,025,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	6,700	6,817,250
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	5,000	5,262,500

				32,034,425

Housewares
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	375	378,861

Insurance — 1.6%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	100	100,000
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	1,062	1,083,566

Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36	215	266,119
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41	280	349,939
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	1,975	2,113,143
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,100	3,270,788
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	75	83,848
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,530	1,913,461
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	115	115,215
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	175	212,995
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	2,395	3,099,839
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,020	2,239,740
Markel Corp., Sr. Unsec’d. Notes(d)	5.000%	03/30/43	3,125	3,401,444
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	200	261,108
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	975	1,019,571
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42	795	856,628
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	1,950	2,233,487
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	640	888,225
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $1,716,904; purchased 10/27/14)(b)(f)	2.950%	11/01/19	1,720	1,764,932
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	1,435	1,572,916

				26,846,964

Lodging — 0.7%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	3,400	3,510,500
FelCor Lodging LP, Sr. Sec’d. Notes(e)	5.625%	03/01/23	1,050	1,076,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	78,017
MGM Resorts International, Gtd. Notes(e)	6.000%	03/15/23	4,800	5,193,024
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,000	1,106,880
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	500	512,705
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	550	637,658

				12,115,034

Machinery - Construction & Mining — 0.2%
Terex Corp., Gtd. Notes	6.000%	05/15/21	2,125	2,162,187
Terex Corp., Gtd. Notes	6.500%	04/01/20	580	590,150

				2,752,337

Machinery - Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	54,725

Media — 2.3%
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,270	1,301,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	5.750%	01/15/24	1,100	1,160,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(e)	5.125%	05/01/23	2,625	2,713,594
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	1,650	1,716,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	5,075	5,354,125

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35		1,525	1,794,649
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55		485	606,454
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22		135	134,325
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22		365	377,775
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%		02/15/18		1,040	1,123,200
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18		1,500	1,539,375
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46		1,060	1,232,738
Liberty Interactive LLC, Sr. Unsec’d. Notes(e)	8.250%		02/01/30		2,500	2,750,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17		5,010	5,195,370
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		1,625	1,685,937
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	130	154,268
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%		01/21/23	EUR	502	594,869
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,900,781; purchased 04/13/15)(b)(f)	5.125%		02/15/25		1,875	1,928,906
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22		4,500	4,635,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24		2,400	2,490,000

						38,488,835

Mining — 0.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43		1,700	2,033,802
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(e)	6.750	%(a)	10/19/75		2,675	2,975,937
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		12/15/20		2,375	2,380,938
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		1,225	1,218,282
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		2,575	2,781,487

						11,390,446

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes(e)	5.625%		06/15/22		3,075	3,167,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	7.500%		03/15/18		2,200	2,282,500
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		50	56,582
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		1,200	1,227,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		50	49,899

						6,783,231

Oil & Gas — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		750	837,889
California Resources Corp., Gtd. Notes	6.000%		11/15/24		615	264,450
California Resources Corp., Sec’d. Notes, 144A	8.000%		12/15/22		1,648	1,055,050
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		1,070	874,115
Denbury Resources, Inc., Gtd. Notes(e)	5.500%		05/01/22		2,000	1,270,000
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		762	676,020
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18		80	81,308
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		500	529,996
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43		395	399,435
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,390	1,563,854
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(e)	2.500%		03/15/17		25	24,360
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A (original cost $6,589,769; purchased 11/18/13-10/31/14)(f)(g)	5.375	%(a)	01/26/19		6,540	1,079,100

Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A (original cost $6,492,500; purchased 09/26/12-07/29/14)(f)(g)	7.250	%(a)	12/12/21		5,750	948,750
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		1,750	1,975,236
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		4,360	4,373,690

						15,953,253

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41		100	124,480

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.000%		11/15/23		500	507,500
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	1,825	2,264,881
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23		525	542,719
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		35	36,999
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22		1,190	1,325,620

						4,677,719

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		4,085	4,405,011
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35		4,020	4,327,875
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45		337	373,355
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%		05/15/19		1,926	1,945,260
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%		02/15/21		1,120	1,252,038
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%		12/15/21		1,830	2,071,377
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(e)	6.125%		04/15/25		1,275	1,058,250

						15,433,166

Pipelines — 0.7%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20		227	228,135
DCP Midstream Operating LP, Gtd. Notes	2.500%		12/01/17		225	222,615
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.950%		10/15/54		5,200	5,332,361
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		12/01/42		125	123,758
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21		1,950	2,116,901
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%		10/15/43		1,350	1,503,969
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21		1,700	1,768,170
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%		07/01/22		75	75,425

						11,371,334

Real Estate Investment Trusts (REITs) — 0.3%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17		100	100,434
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23		1,965	1,979,737
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21		1,500	1,563,750
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24		2,000	2,093,000

						5,736,921

Retail — 1.9%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19		475	261,250
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45		1,765	2,244,843
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		475	606,650
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%		07/15/22	EUR	1,200	1,453,966
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		3,450	3,572,475
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%		08/01/23	EUR	2,400	2,855,878
L Brands, Inc., Gtd. Notes(e)	5.625%		02/15/22		10,975	12,099,937

Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		755	629,429
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22		5,005	5,142,638
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,800	1,938,062
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(b)(f)	8.000%	06/15/22		1,950	1,696,500

					32,501,628

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		325	335,529

Semiconductors — 0.6%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		8,000	7,180,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		2,750	2,818,750

					9,998,750

Software — 0.3%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		4,150	4,269,312

Telecommunications — 2.5%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		1,010	1,066,168
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		1,520	1,609,607
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		575	609,675
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		670	782,554
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	4,066,389
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23		645	704,113
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		2,035	2,081,825
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(e)	6.000%	06/15/25		2,225	2,347,375
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		2,275	2,357,469
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		2,050	1,900,350
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%	09/30/20		1,500	1,368,750
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		4,802	5,204,167
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		3,850	3,922,187
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18		1,885	1,917,988
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		1,011	1,050,065
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		6,110	6,722,992
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		1,300	1,432,184
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18		2,335	2,572,423
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	720	993,383

					42,709,664

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	109,945

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19		2,450	2,488,796
Onorato Armatori SpA (Italy), Sr. Unsec’d. Notes, 144A	7.750%	02/15/23	EUR	3,000	3,286,936
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34		207	277,388

					6,053,120

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(f)	2.875%	07/17/18	450	457,626

TOTAL CORPORATE BONDS (cost $697,103,800)				701,031,678

MUNICIPAL BONDS — 0.9%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	550	857,884
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39	3,610	4,960,862
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45	585	920,843
University of California, BABs, Revenue Bonds	5.770%	05/15/43	390	540,489
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	625	687,413
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	675	753,442

				8,720,933

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	1,190	1,795,698

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	360	525,690

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,000	3,224,140
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	200	262,484

				3,486,624

New York — 0.1%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	75	83,756
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	400	595,256

				679,012

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	210,566

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42	120	146,928

TOTAL MUNICIPAL BONDS (cost $13,912,007)				15,565,451

NON-CORPORATE FOREIGN AGENCIES — 1.3%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	1,350	1,444,500
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	2,440	2,455,128
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	730	740,950

Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,420	3,728,313
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	2,285	2,513,728
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	2,180	2,509,725
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	2,250	2,583,990
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	3,875	4,096,844
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	325	333,094
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18	1,485	1,599,791

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,571,639)				22,006,063

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.8%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.663%(a)	05/26/37	3,314	3,095,523
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	2.429%(a)	09/26/45	5,049	4,956,664
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.678%(a)	03/27/36	16,109	15,002,860
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.623%(a)	05/28/36	4,227	4,012,627
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500%(a)	07/26/36	4,350	4,333,102
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.931%(a)	02/25/37	295	291,416
Fannie Mae Connecticut Avenue Securities, Series 2013-CO1, Class M2(j)	5.738%(a)	10/25/23	3,540	3,851,651
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(j)	3.788%(a)	10/25/27	2,000	2,039,975
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(j)	3.338%(a)	04/25/28	2,600	2,683,487
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.593%(a)	01/26/37	4,649	4,458,442
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.593%(a)	01/26/37	1,670	1,329,463
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.593%(a)	10/26/36	5,243	4,930,754
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.593%(a)	10/26/36	1,400	995,646
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.593%(a)	03/26/37	10,539	9,967,227
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.593%(a)	03/26/37	2,702	2,073,471
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.190%(a)	07/25/35	289	288,878
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.768%(a)	12/27/45	3,593	3,352,612
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(b)(c)	3.567%(a)	09/01/21	9,560	9,470,533
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)(c)	2.457%(a)	12/01/21	8,283	8,158,557
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.467%(a)	01/01/20	330	325,261
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.467%(a)	01/01/20	12,014	11,876,383
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.467%(a)	03/01/20	9,548	9,366,679

LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(b)(c)	2.467%(a)	04/01/20		4,150	4,075,006
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)(c)	2.467%(a)	05/01/20		16,703	16,368,625
LSTAR Securities Investment Trust, Series 2015-8, Class A2, 144A	3.967%(a)	08/01/20		7,500	7,246,049
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.467%(a)	10/01/20		4,535	4,456,712
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.467%(a)	01/01/21		10,173	9,917,827
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.943%(a)	12/25/33		1,200	1,179,680
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.064%(a)	10/25/33		414	421,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.966%(a)	12/25/34		250	251,358

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $151,151,164)					150,777,490

SOVEREIGN BONDS — 3.8%
Argentina Bonar Bond (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17		1,900	1,939,318
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		7,175	7,720,300
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, 144A	4.625%	02/03/20	EUR	300	357,880
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		500	560,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		2,890	3,236,800
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800%	08/08/17	JPY	1,010,000	9,378,890
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	400,000	3,955,905
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		1,250	1,400,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		6,470	7,404,384
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		2,000	2,969,760
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,975	3,544,699
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	06/14/28	EUR	775	931,171
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	1,825	2,155,334
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610%(h)	05/31/18		215	208,327
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%	10/15/24		9,100	9,247,074
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%	10/15/24		5,400	5,487,275
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		920	1,032,829
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44		2,000	2,572,600

TOTAL SOVEREIGN BONDS (cost $62,937,433)					64,102,546

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds(i)	2.500%	02/15/46	515	549,260
U.S. Treasury Notes(i)	1.625%	05/15/26	3,100	3,146,379

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,643,372)				3,695,639

TOTAL LONG-TERM INVESTMENTS (cost $1,581,337,745)				1,583,188,162

			Shares
SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $106,803,844; includes $48,576,125 of cash collateral for securities on loan)(k)(l)			106,803,844	106,803,844

TOTAL INVESTMENTS — 98.9% (cost $1,688,141,589)(m)				1,689,992,006
Other assets in excess of liabilities(n) — 1.1%				19,069,912

NET ASSETS — 100.0%				$1,709,061,918

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
bps	Basis Points
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EMTN	Euro Medium Term Note
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate

JPY	Japanese Yen
KRW	South Korean Won
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
OTC	Over-the-counter
PHP	Philippine Peso
PIK	Payment-in-Kind
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USOIS	United States Overnight Federal Funds Effective Rate
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $39,554,869 and 2.3% of net assets.
(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,600,670; cash collateral of $48,576,125 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $53,077,676. The aggregate value, $40,878,231, is approximately 2.4% of net assets.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	Represents Connecticut Avenue Security issued by Fannie Mae or a Structured Agency Credit Risk Security issued by Freddie Mac.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(m)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$1,698,500,365

Appreciation	29,129,658
Depreciation	(37,638,017)

Net Unrealized Depreciation	$(8,508,359)

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2,475	5 Year U.S. Treasury Notes	Sep. 2016	$297,410,145	$301,988,672	$4,578,527
4	10 Year Euro-Bund	Sep. 2016	735,297	750,450	15,153
3,156	10 Year U.S. Treasury Notes	Sep. 2016	409,881,593	419,895,937	10,014,344
597	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	105,153,808	113,747,156	8,593,348

					23,201,372

	Short Positions:
365	2 Year U.S. Treasury Notes	Sep. 2016	79,951,422	79,935,000	16,422
21	10 Year U.K. Gilt	Sep. 2016	3,414,172	3,639,426	(225,254)
723	20 Year U.S Treasury Bonds	Sep. 2016	117,870,683	126,118,312	(8,247,629)

					(8,456,461)

					$14,744,911

Cash of $7,705,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/2016	Bank of America	AUD	2,263	$1,716,700	$1,715,753	$(947)
Expiring 10/14/2016	Goldman Sachs & Co.	AUD	3,407	2,575,100	2,582,819	7,719
Expiring 10/14/2016	JPMorgan Chase	AUD	15,213	11,601,328	11,532,865	(68,463)
Expiring 10/14/2016	JPMorgan Chase	AUD	1,148	867,383	870,531	3,148
Expiring 10/14/2016	JPMorgan Chase	AUD	793	603,450	601,175	(2,275)
Expiring 10/14/2016	JPMorgan Chase	AUD	791	603,450	599,632	(3,818)
Expiring 10/14/2016	JPMorgan Chase	AUD	725	551,712	549,263	(2,449)
Canadian Dollar, Expiring 10/14/2016	Bank of America	CAD	2,240	1,716,700	1,716,176	(524)
Expiring 10/14/2016	Bank of America	CAD	735	568,953	563,370	(5,583)
Expiring 10/14/2016	Citigroup Global Markets	CAD	7,288	5,612,167	5,583,715	(28,452)
Expiring 10/14/2016	Citigroup Global Markets	CAD	1,117	862,550	855,922	(6,628)
Expiring 10/14/2016	Goldman Sachs & Co.	CAD	777	603,450	595,678	(7,772)
Expiring 10/14/2016	JPMorgan Chase	CAD	1,121	862,550	858,500	(4,050)
Expiring 10/14/2016	JPMorgan Chase	CAD	777	603,450	595,051	(8,399)
Expiring 10/14/2016	JPMorgan Chase	CAD	746	577,573	571,824	(5,749)
Expiring 10/14/2016	JPMorgan Chase	CAD	746	577,574	571,820	(5,754)
Expiring 10/14/2016	JPMorgan Chase	CAD	712	551,712	545,531	(6,181)
Colombian Peso, Expiring 08/05/2016	Bank of America	COP	926,975	304,001	301,604	(2,397)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	1,558,676	507,712	507,137	(575)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	1,305,078	427,474	424,626	(2,848)
Expiring 10/20/2016	Citigroup Global Markets	COP	1,582,340	508,464	507,062	(1,402)
Czech Koruna, Expiring 10/21/2016	Citigroup Global Markets	CZK	100,571	4,115,000	4,171,745	56,745
Euro, Expiring 10/27/2016	Barclays Capital Group	EUR	3,154	3,481,697	3,539,972	58,275
Indian Rupee, Expiring 08/12/2016	Citigroup Global Markets	INR	91,684	1,352,898	1,365,876	12,978
Expiring 08/12/2016	Hong Kong & Shanghai Bank	INR	112,058	1,657,295	1,669,404	12,109

Japanese Yen, Expiring 10/27/2016	Bank of America	JPY	76,905	753,492	756,266	2,774
Expiring 10/27/2016	Bank of America	JPY	74,085	725,864	728,536	2,672
Expiring 10/27/2016	Bank of America	JPY	65,369	640,468	642,826	2,358
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	199,547	1,945,315	1,962,305	16,990
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	131,169	1,287,550	1,289,894	2,344
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	131,169	1,287,550	1,289,894	2,344
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	90,652	886,461	891,457	4,996
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	79,000	772,515	776,869	4,354
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	61,374	589,244	603,540	14,296
Expiring 10/27/2016	Goldman Sachs & Co.	JPY	61,270	589,245	602,515	13,270
Expiring 10/27/2016	JPMorgan Chase	JPY	97,992	958,140	963,633	5,493
Expiring 10/27/2016	JPMorgan Chase	JPY	87,786	858,350	863,270	4,920
Expiring 10/27/2016	JPMorgan Chase	JPY	60,985	586,313	599,711	13,398
Expiring 10/27/2016	JPMorgan Chase	JPY	60,974	586,313	599,608	13,295
Expiring 10/27/2016	JPMorgan Chase	JPY	60,468	580,450	594,627	14,177
Expiring 10/27/2016	JPMorgan Chase	JPY	53,808	517,335	529,137	11,802
Expiring 10/27/2016	UBS AG	JPY	106,710	1,042,895	1,049,363	6,468
Malaysian Ringgit, Expiring 09/26/2016	Citigroup Global Markets	MYR	3,924	957,957	960,712	2,755
Expiring 09/26/2016	Citigroup Global Markets	MYR	3,368	822,059	824,657	2,598
Expiring 09/26/2016	Citigroup Global Markets	MYR	802	195,504	196,242	738
Expiring 09/26/2016	JPMorgan Chase	MYR	3,149	779,850	770,955	(8,895)
Expiring 10/07/2016	Citigroup Global Markets	MYR	1,773	441,351	433,824	(7,527)
Mexican Peso, Expiring 10/14/2016	Goldman Sachs & Co.	MXN	21,194	1,146,179	1,121,205	(24,974)
Expiring 10/21/2016	Citigroup Global Markets	MXN	30,976	1,635,038	1,637,454	2,416
Expiring 10/21/2016	Goldman Sachs & Co.	MXN	55,231	2,951,154	2,919,603	(31,551)
Taiwanese Dollar, Expiring 09/30/2016	Citigroup Global Markets	TWD	52,338	1,626,174	1,641,431	15,257
New Zealand Dollar, Expiring 10/14/2016	Bank of America	NZD	1,223	862,250	880,240	17,990
Expiring 10/14/2016	Citigroup Global Markets	NZD	722	515,895	519,497	3,602
Expiring 10/14/2016	Goldman Sachs & Co.	NZD	1,671	1,201,700	1,202,495	795
Expiring 10/14/2016	JPMorgan Chase	NZD	16,156	11,772,848	11,628,056	(144,792)
Expiring 10/14/2016	JPMorgan Chase	NZD	876	626,778	630,353	3,575
Expiring 10/14/2016	JPMorgan Chase	NZD	867	617,423	623,872	6,449
Expiring 10/14/2016	JPMorgan Chase	NZD	654	467,745	470,653	2,908
Expiring 10/14/2016	UBS AG	NZD	2,384	1,716,700	1,715,939	(761)
Expiring 10/14/2016	UBS AG	NZD	1,223	862,250	880,104	17,854
Expiring 10/14/2016	UBS AG	NZD	876	626,778	630,447	3,669
Expiring 10/14/2016	UBS AG	NZD	820	584,681	589,963	5,282
Norwegian Krone, Expiring 10/21/2016	Goldman Sachs & Co.	NOK	23,651	2,761,082	2,803,566	42,484
Philippine Peso, Expiring 08/15/2016	BNP Paribas	PHP	15,131	324,000	320,920	(3,080)
Expiring 10/20/2016	Goldman Sachs & Co.	PHP	4,155	88,247	87,823	(424)

Polish Zloty, Expiring 10/21/2016	Bank of America	PLN	497	127,057	127,317	260
Expiring 10/21/2016	Citigroup Global Markets	PLN	803	201,320	205,662	4,342
Expiring 10/21/2016	Citigroup Global Markets	PLN	497	127,057	127,395	338
Russian Ruble, Expiring 10/07/2016	Bank of America	RUB	44,445	689,600	661,805	(27,795)
Expiring 10/07/2016	Bank of America	RUB	16,530	258,002	246,143	(11,859)
Expiring 10/07/2016	Bank of America	RUB	12,206	190,307	181,758	(8,549)
Expiring 10/07/2016	Bank of America	RUB	11,632	181,245	173,211	(8,034)
Expiring 10/07/2016	Citigroup Global Markets	RUB	42,645	652,907	635,001	(17,906)
Expiring 10/07/2016	Citigroup Global Markets	RUB	6,119	95,426	91,111	(4,315)
Expiring 10/07/2016	Credit Suisse First Boston Corp.	RUB	149,402	2,315,075	2,224,676	(90,399)
Singapore Dollar, Expiring 09/30/2016	Citigroup Global Markets	SGD	3,273	2,424,240	2,440,143	15,903
Expiring 09/30/2016	Citigroup Global Markets	SGD	1,546	1,150,190	1,152,538	2,348
Expiring 09/30/2016	Citigroup Global Markets	SGD	1,545	1,150,188	1,151,704	1,516
Expiring 09/30/2016	Citigroup Global Markets	SGD	1,429	1,060,975	1,065,617	4,642
Expiring 09/30/2016	JPMorgan Chase	SGD	1,522	1,133,022	1,134,864	1,842
South African Rand, Expiring 10/13/2016	Citigroup Global Markets	ZAR	14,442	982,123	1,025,062	42,939
Expiring 10/13/2016	Citigroup Global Markets	ZAR	11,912	818,941	845,444	26,503
Expiring 10/13/2016	Citigroup Global Markets	ZAR	11,894	819,435	844,199	24,764
Expiring 10/13/2016	Citigroup Global Markets	ZAR	7,615	516,900	540,494	23,594
Expiring 10/13/2016	Citigroup Global Markets	ZAR	5,969	409,718	423,675	13,957
Expiring 10/13/2016	Goldman Sachs & Co.	ZAR	24,055	1,636,871	1,707,294	70,423
Expiring 10/13/2016	Goldman Sachs & Co.	ZAR	5,967	409,717	423,495	13,778
South Korean Won, Expiring 09/30/2016	Citigroup Global Markets	KRW	779,938	689,600	696,093	6,493
Swedish Krona, Expiring 10/21/2016	Citigroup Global Markets	SEK	21,930	2,575,100	2,573,573	(1,527)
Expiring 10/21/2016	Citigroup Global Markets	SEK	10,246	1,201,700	1,202,380	680
Expiring 10/21/2016	Goldman Sachs & Co.	SEK	7,333	862,658	860,601	(2,057)
Expiring 10/21/2016	Goldman Sachs & Co.	SEK	7,226	849,783	848,011	(1,772)
Expiring 10/21/2016	UBS AG	SEK	7,340	862,659	861,314	(1,345)
Swiss Franc, Expiring 10/27/2016	Citigroup Global Markets	CHF	995	1,030,020	1,031,866	1,846
Expiring 10/27/2016	Citigroup Global Markets	CHF	640	662,510	663,697	1,187
Expiring 10/27/2016	Citigroup Global Markets	CHF	640	662,508	663,449	941

Expiring 10/27/2016	Citigroup Global Markets	CHF	637	659,213	660,149	936
Expiring 10/27/2016	Citigroup Global Markets	CHF	630	652,621	653,548	927
Expiring 10/27/2016	JPMorgan Chase	CHF	796	824,016	825,730	1,714
Expiring 10/27/2016	JPMorgan Chase	CHF	637	659,212	660,405	1,193
Thai Baht, Expiring 10/21/2016	Citigroup Global Markets	THB	90,781	2,607,521	2,602,711	(4,810)
Turkish Lira, Expiring 08/19/2016	JPMorgan Chase	TRY	9,875	3,244,285	3,290,280	45,995

				$126,995,208	$127,152,928	157,720

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/2016	Citigroup Global Markets	AUD	1,116	$832,075	$845,719	$(13,644)
Expiring 10/14/2016	Citigroup Global Markets	AUD	1,110	827,936	841,306	(13,370)
Expiring 10/14/2016	Citigroup Global Markets	AUD	1,108	827,936	840,141	(12,205)
Expiring 10/14/2016	Citigroup Global Markets	AUD	1,099	819,657	832,986	(13,329)
Expiring 10/14/2016	JPMorgan Chase	AUD	1,386	1,034,921	1,050,463	(15,542)
Expiring 10/14/2016	JPMorgan Chase	AUD	1,116	832,076	845,825	(13,749)
Expiring 10/14/2016	JPMorgan Chase	AUD	1,006	749,528	762,707	(13,179)
Expiring 10/14/2016	JPMorgan Chase	AUD	1,006	749,530	762,515	(12,985)
Expiring 10/14/2016	JPMorgan Chase	AUD	991	738,342	751,494	(13,152)
Expiring 10/14/2016	JPMorgan Chase	AUD	773	573,760	585,714	(11,954)
Expiring 10/14/2016	JPMorgan Chase	AUD	772	573,759	584,966	(11,207)
Expiring 10/14/2016	JPMorgan Chase	AUD	661	491,794	501,205	(9,411)
British Pound, Expiring 10/27/2016	JPMorgan Chase	GBP	15,075	19,840,049	19,981,419	(141,370)
Canadian Dollar, Expiring 10/14/2016	JPMorgan Chase	CAD	1,364	1,032,700	1,044,757	(12,057)
Expiring 10/14/2016	JPMorgan Chase	CAD	1,236	936,439	947,320	(10,881)
Expiring 10/14/2016	JPMorgan Chase	CAD	1,139	862,740	872,652	(9,912)
Expiring 10/14/2016	JPMorgan Chase	CAD	917	693,644	702,537	(8,893)
Expiring 10/14/2016	JPMorgan Chase	CAD	916	693,642	702,080	(8,438)
Expiring 10/14/2016	JPMorgan Chase	CAD	913	690,192	699,326	(9,134)
Expiring 10/14/2016	JPMorgan Chase	CAD	913	690,192	699,188	(8,996)
Expiring 10/14/2016	JPMorgan Chase	CAD	904	683,290	692,427	(9,137)
Expiring 10/14/2016	JPMorgan Chase	CAD	765	577,708	585,773	(8,065)
Expiring 10/14/2016	JPMorgan Chase	CAD	764	577,707	585,405	(7,698)
Expiring 10/14/2016	JPMorgan Chase	CAD	753	569,085	577,053	(7,968)
Chinese Renminbi, Expiring 10/27/2016	Hong Kong & Shanghai Bank	CNH	33,818	5,033,952	5,068,678	(34,726)
Colombian Peso, Expiring 08/05/2016	Barclays Capital Group	COP	357,417	118,642	116,291	2,351
Expiring 08/05/2016	Citigroup Global Markets	COP	4,368,002	1,424,542	1,421,190	3,352

Expiring 08/05/2016	Citigroup Global Markets	COP	3,770,026	1,227,311	1,226,631	680
Expiring 08/05/2016	Citigroup Global Markets	COP	703,527	228,919	228,902	17
Euro, Expiring 10/07/2016	Citigroup Global Markets	EUR	398	441,351	446,768	(5,417)
Expiring 10/14/2016	JPMorgan Chase	EUR	14,602	16,247,952	16,378,316	(130,364)
Hungarian Forint, Expiring 10/21/2016	Citigroup Global Markets	HUF	885,295	3,092,810	3,183,429	(90,619)
Indian Rupee, Expiring 08/12/2016	Bank of America	INR	84,156	1,230,345	1,253,722	(23,377)
Expiring 08/12/2016	Bank of America	INR	46,286	689,600	689,553	47
Expiring 08/12/2016	Citigroup Global Markets	INR	57,642	850,685	858,738	(8,053)
Expiring 10/20/2016	Citigroup Global Markets	INR	12,739	187,196	187,543	(347)
Japanese Yen, Expiring 10/27/2016	Citigroup Global Markets	JPY	933,058	8,840,335	9,175,523	(335,188)
Expiring 10/27/2016	Citigroup Global Markets	JPY	120,495	1,154,373	1,184,926	(30,553)
New Taiwanese Dollar, Expiring 09/30/2016	UBS AG	TWD	49,926	1,552,899	1,565,765	(12,866)
New Zealand Dollar, Expiring 10/14/2016	Bank of America	NZD	992	693,390	713,705	(20,315)
Expiring 10/14/2016	Bank of America	NZD	855	604,149	615,043	(10,894)
Expiring 10/14/2016	Bank of America	NZD	855	604,150	615,033	(10,883)
Expiring 10/14/2016	Bank of America	NZD	808	579,297	581,345	(2,048)
Expiring 10/14/2016	Bank of America	NZD	789	548,426	568,091	(19,665)
Expiring 10/14/2016	Bank of America	NZD	769	551,712	553,439	(1,727)
Expiring 10/14/2016	Citigroup Global Markets	NZD	976	683,041	702,314	(19,273)
Expiring 10/14/2016	Citigroup Global Markets	NZD	790	548,427	568,628	(20,201)
Expiring 10/14/2016	Citigroup Global Markets	NZD	771	551,712	554,636	(2,924)
Expiring 10/14/2016	Goldman Sachs & Co.	NZD	2,839	1,973,990	2,043,275	(69,285)
Expiring 10/14/2016	Goldman Sachs & Co.	NZD	964	689,640	693,616	(3,976)
Expiring 10/14/2016	Goldman Sachs & Co.	NZD	808	579,297	581,337	(2,040)
Expiring 10/14/2016	Goldman Sachs & Co.	NZD	778	540,240	560,120	(19,880)
Expiring 10/14/2016	JPMorgan Chase	NZD	1,227	867,381	883,244	(15,863)
Expiring 10/14/2016	JPMorgan Chase	NZD	1,210	854,436	870,923	(16,487)
Expiring 10/14/2016	JPMorgan Chase	NZD	990	693,389	712,632	(19,243)
Expiring 10/14/2016	JPMorgan Chase	NZD	987	689,940	710,178	(20,238)
Expiring 10/14/2016	JPMorgan Chase	NZD	986	689,940	709,603	(19,663)
Expiring 10/14/2016	JPMorgan Chase	NZD	731	519,805	525,988	(6,183)
Expiring 10/14/2016	JPMorgan Chase	NZD	731	519,807	525,791	(5,984)
Expiring 10/14/2016	JPMorgan Chase	NZD	728	517,220	523,761	(6,541)
Expiring 10/14/2016	JPMorgan Chase	NZD	725	517,220	521,910	(4,690)
Expiring 10/14/2016	JPMorgan Chase	NZD	720	512,048	517,886	(5,838)
Expiring 10/14/2016	JPMorgan Chase	NZD	692	496,541	498,188	(1,647)
Norwegian Krone, Expiring 10/21/2016	Citigroup Global Markets	NOK	5,172	602,400	613,036	(10,636)
Expiring 10/21/2016	Citigroup Global Markets	NOK	5,171	602,400	612,914	(10,514)

Singapore Dollar, Expiring 09/30/2016	Citigroup Global Markets	SGD	1,172	862,150	874,030	(11,880)
Expiring 09/30/2016	Citigroup Global Markets	SGD	817	603,715	609,451	(5,736)
Expiring 09/30/2016	Citigroup Global Markets	SGD	817	603,715	609,325	(5,610)
Expiring 09/30/2016	Citigroup Global Markets	SGD	701	517,470	522,588	(5,118)
Expiring 09/30/2016	JPMorgan Chase	SGD	1,172	862,150	873,641	(11,491)
South African Rand, Expiring 10/13/2016	Citigroup Global Markets	ZAR	20,548	1,410,475	1,458,387	(47,912)
South Korean Won, Expiring 09/30/2016	Citigroup Global Markets	KRW	794,385	695,000	708,987	(13,987)
Swedish Krona, Expiring 10/21/2016	Citigroup Global Markets	SEK	5,176	603,700	607,439	(3,739)
Expiring 10/21/2016	Goldman Sachs & Co.	SEK	5,178	603,700	607,652	(3,952)
Expiring 10/21/2016	Goldman Sachs & Co.	SEK	4,941	573,760	579,837	(6,077)
Expiring 10/21/2016	JPMorgan Chase	SEK	27,638	3,222,644	3,243,425	(20,781)
Expiring 10/21/2016	UBS AG	SEK	4,953	573,760	581,268	(7,508)
Expiring 10/21/2016	UBS AG	SEK	4,233	491,794	496,699	(4,905)
Swiss Franc, Expiring 10/27/2016	Citigroup Global Markets	CHF	2,460	2,507,549	2,550,759	(43,210)
Expiring 10/27/2016	Citigroup Global Markets	CHF	641	649,909	664,326	(14,417)
Expiring 10/27/2016	Citigroup Global Markets	CHF	637	646,675	660,725	(14,050)
Expiring 10/27/2016	JPMorgan Chase	CHF	5,800	5,912,019	6,013,968	(101,949)
Expiring 10/27/2016	JPMorgan Chase	CHF	640	649,908	664,010	(14,102)
Expiring 10/27/2016	JPMorgan Chase	CHF	631	640,208	654,565	(14,357)
Turkish Lira, Expiring 08/19/2016	Citigroup Global Markets	TRY	2,285	758,550	761,494	(2,944)
Expiring 08/19/2016	Citigroup Global Markets	TRY	1,409	470,896	469,405	1,491
Expiring 08/19/2016	Citigroup Global Markets	TRY	760	254,084	253,322	762
Expiring 08/19/2016	Goldman Sachs & Co.	TRY	3,056	1,032,700	1,018,271	14,429

				$121,596,143	$123,341,163	(1,745,020)

						$(1,587,300)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Cross currency exchange contracts outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
10/21/2016	Buy	EUR	779	SEK	7,447	$214	Bank of America
10/21/2016	Buy	EUR	768	SEK	7,344	(647)	Bank of America
10/21/2016	Buy	EUR	706	NOK	6,717	(3,881)	Citigroup Global Markets
10/21/2016	Buy	EUR	696	NOK	6,622	(4,464)	Citigroup Global Markets
10/21/2016	Buy	EUR	582	NOK	5,535	(3,562)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	706	NOK	6,720	(4,265)	Goldman Sachs & Co.
10/21/2016	Buy	NOK	10,889	EUR	1,153	(2,373)	Citigroup Global Markets
10/21/2016	Buy	NOK	10,878	EUR	1,153	(3,705)	Goldman Sachs & Co.
10/21/2016	Buy	CHF	622	NOK	5,457	(2,253)	JPMorgan Chase
10/21/2016	Buy	CHF	628	NOK	5,507	(1,709)	Goldman Sachs & Co.
10/21/2016	Buy	CHF	631	NOK	5,571	(6,002)	Goldman Sachs & Co.
10/27/2016	Buy	EUR	517	CHF	564	(5,028)	Bank of America
10/27/2016	Buy	EUR	524	CHF	573	(5,081)	Citigroup Global Markets
10/27/2016	Buy	EUR	1,552	GBP	1,312	2,545	UBS AG
10/27/2016	Buy	EUR	1,552	GBP	1,312	2,613	JPMorgan Chase
10/27/2016	Buy	CHF	840	GBP	654	4,367	Bank of America
10/27/2016	Buy	CHF	840	GBP	654	4,090	Bank of America
10/27/2016	Buy	CHF	839	GBP	656	1,074	Citigroup Global Markets
10/27/2016	Buy	EUR	517	GBP	434	4,824	JPMorgan Chase
10/27/2016	Buy	EUR	524	CHF	573	(5,238)	Citigroup Global Markets
10/27/2016	Buy	EUR	524	GBP	441	4,579	JPMorgan Chase
10/27/2016	Buy	EUR	524	GBP	440	5,067	JPMorgan Chase

						$(18,835)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Currency swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$14,207	$—	$14,207
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	228,813	—	228,813
707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	37,930	—	37,930
1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	69,091	—	69,091
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	15,448	1,542	13,906
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	51,659	—	51,659
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	2,604	(4,000)	6,604
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	4,700	(6,770)	11,470
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(17,307)	—	(17,307)
4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	107,106	—	107,106
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	344,636	—	344,636

32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	916,840	—	916,840
3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(637,505)	—	(637,505)
6,262	3 Month LIBOR	JPY	704,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	31,813	—	31,813
45,684	3 Month LIBOR	JPY	5,130,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	220,910	—	220,910

							$1,390,945	$(9,228)	$1,400,173

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	$10,231	$(154,181)	$(164,412)
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	31,160	(473,916)	(505,076)
EUR	6,600	02/23/26	0.324%	1 Day EUR OIS(1)	1,795	(278,237)	(280,032)
EUR	17,380	05/09/31	1.587%	6 Month EURIBOR(2)	6,690	794,423	787,733
EUR	10,930	05/09/46	1.357%	6 Month EURIBOR(1)	(5,896)	(794,885)	(788,989)
GBP	3,200	02/23/21	0.639%	1 Day GBP OIS(1)	1,051	(92,052)	(93,103)
GBP	2,455	09/07/25	1.477%	6 Month GBP LIBOR(2)	(310)	206,935	207,245
MXN	460,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(31,483)	(277,606)	(246,123)
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(104,771)	(45,003)	59,768
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(43,304)	(112,803)	(69,499)
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(2,963)	3,320	6,283
MXN	19,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	80	(55,060)	(55,140)
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(56,065)	13,919	69,984
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	30,631	(149,979)	(180,610)
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	2,238	29,926	27,688
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	1,179	829
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	358	83
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	3,815	2,515
	900,000	08/07/16	0.689%	3 Month LIBOR(1)	130,835	4,638	(126,197)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	289	(20,786)	(21,075)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(10,564)	(10,809)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(14,514)	(14,818)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,465)	(45,248)	386,217
	43,600	11/10/16	0.739%	3 Month LIBOR(1)	259	6,044	5,785
	133,000	03/11/17	0.966%	3 Month LIBOR(1)	(900,355)	(146,467)	753,888
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,688)	(349,605)	244,083

	346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,156)	(790,511)	(724,355)
	154,300	02/08/18	0.884%	3 Month LIBOR(1)	501	22,571	22,070
	61,940	07/11/18	0.947%	3 Month LIBOR(1)	292	(81,137)	(81,429)
	234,300	11/09/18	1.160%	3 Month LIBOR(1)	(88,868)	(1,343,360)	(1,254,492)
	152,880	02/25/19	1.755%	3 Month LIBOR(2)	533	3,224,207	3,223,674
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(14,456,767)	(11,201,005)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,742)	(156,468)	(113,726)
	54,000	12/31/21	1.842%	3 Month LIBOR(1)	442	(2,200,809)	(2,201,251)
	167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	(8,872,323)	(8,873,380)
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	(1,338,857)	(1,725,867)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(1,567,784)	(1,143,802)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,264)	(12,163,420)	(7,276,156)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,310)	(10,023,900)	(8,453,590)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,581)	(5,808,772)	(4,904,191)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(340,444)	(340,625)
	50,000	02/25/25	2.208%	3 Month LIBOR(1)	510	(3,861,581)	(3,862,091)
	9,975	04/28/26	1.809%	3 Month LIBOR(1)	137	(439,574)	(439,711)
	8,500	02/15/40	3.192%	3 Month LIBOR(1)	(567,613)	(2,623,696)	(2,056,083)
	14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	(2,816,709)	(2,817,111)
	5,520	11/15/41	1.869%	3 Month LIBOR(1)	33,885	(182,603)	(216,488)
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	(257,041)	(322,844)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(4,666,702)	(3,740,478)
	4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(1,176,555)	(1,176,777)
ZAR	234,500	08/26/20	7.855%	3 Month JIBAR(2)	(51,299)	108,689	159,988
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	646	(15,575)	(16,221)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(82,495)	76,970	159,465
ZAR	50,000	01/08/25	7.540%	3 Month JIBAR(2)	10,439	(105,464)	(115,903)
ZAR	14,200	01/12/25	7.430%	3 Month JIBAR(2)	4,572	(36,985)	(41,557)
ZAR	34,200	01/13/25	7.430%	3 Month JIBAR(2)	11,042	(89,045)	(100,087)
ZAR	85,600	01/13/25	7.440%	3 Month JIBAR(2)	26,720	(219,061)	(245,781)
ZAR	16,800	01/11/26	9.330%	3 Month JIBAR(2)	6,277	102,028	95,751
ZAR	17,100	01/11/26	9.330%	3 Month JIBAR(2)	6,389	103,850	97,461

					$(14,262,803)	$(73,953,177)	$(59,690,374)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$81,192	$—	$81,192	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	(24,324)	—	(24,324)	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	127,655	—	127,655	Hong Kong & Shanghai Bank

					$184,523	$—	$184,523

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(4)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	750	$(56,543)	$(62,731)	$(6,188)
AT&T, Inc.	06/20/21	1.000%	6,540	47,134	64,870	17,736
CIT Group Inc.	06/20/18	5.000%	3,180	203,261	231,698	28,437
Eastman Chemical Co.	06/20/21	1.000%	4,860	46,754	17,992	(28,762)
Ford Motor Co.	06/20/21	5.000%	8,970	1,560,381	1,498,762	(61,619)

				$1,800,987	$1,750,591	$(50,396)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(4)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.26.V1	06/20/21	1.000%	50,000	$(632,975)	$(654,499)	$(21,524)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(c):
Ameriquest Home Equity	08/30/16	1.500%	795	$99	$—	$99	Goldman Sachs & Co.
Bank of America Prime Mortgage	08/30/16	1.500%	1,169	146	—	146	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	08/30/16	1.500%	207	26	—	26	Goldman Sachs & Co.
BSABS	08/30/16	1.500%	746	93	—	93	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	260	33	—	33	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	719	90	—	90	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/22/16	1.500%	516	752	—	752	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	246	31	—	31	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	232	29	—	29	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	170	247	—	247	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	462	673	—	673	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	699	1,019	—	1,019	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	659	960	—	960	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	108	158	—	158	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/22/16	1.500%	142	208	—	208	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	658	982	—	982	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	2,216	3,308	—	3,308	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	187	281	—	281	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	299	435	—	435	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	387	564	—	564	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	570	831	—	831	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	1,969	2,871	—	2,871	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	170	247	—	247	Goldman Sachs & Co.

GS Mortgage Securities Trust	08/22/16	1.500%	652	950	—	950	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	136	198	—	198	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	244	356	—	356	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/22/16	1.500%	339	495	—	495	Goldman Sachs & Co.
Lehman Home Equity	08/30/16	1.500%	662	83	—	83	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/16	1.500%	3,032	4,250	(379)	4,629	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	149	218	—	218	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	129	188	—	188	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	95	138	—	138	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	686	1,000	—	1,000	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/16	1.500%	447	56	—	56	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	726	1,059	—	1,059	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	95	138	—	138	Goldman Sachs & Co.
WMC Home Equity	08/30/16	1.500%	811	101	—	101	Goldman Sachs & Co.

				$23,313	$(379)	$23,692

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Sell Protection(2):
Petroleo Brasileiro SA	06/20/18	1.000%	3,750	3.339%	$(156,871)	$(287,530)	$130,659	Morgan Stanley

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	8,000	$(95,313)	$(489,694)	$394,381	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	7,000	(83,399)	38,818	(122,217)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	20,000	(238,281)	(669,506)	431,225	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(279,980)	296,196	(576,176)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(279,980)	312,157	(592,137)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	(274,023)	268,547	(542,570)	Deutsche Bank AG

				$(1,250,976)	$(243,482)	$(1,007,494)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	32,160	0.818%	$287,023	$(7,147)	$294,170	JPMorgan Chase
Mexico United Mexican States Government	12/20/20	1.000%	7,000	1.375%	(102,973)	(123,938)	20,965	Goldman Sachs & Co.
Peoples, Republic of China	03/20/22	1.000%	5,000	1.238%	(57,683)	(79,788)	22,105	Deutsche Bank AG
Republic of Indonesia	09/20/20	1.000%	8,000	1.388%	(114,113)	(322,295)	208,182	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%	6,100	1.608%	(164,430)	(242,074)	77,644	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	12,000	1.232%	(96,538)	(63,449)	(33,089)	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%	1,700	1.322%	(19,931)	(43,542)	23,611	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	2.629%	(116,149)	(63,832)	(52,317)	Goldman Sachs & Co.
Republic of Slovenia	09/20/20	1.000%	2,500	0.864%	16,704	(18,359)	35,063	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	25,000	0.864%	167,038	(181,167)	348,205	Barclays Capital Group
Republic of Turkey	09/20/20	1.000%	2,000	2.431%	(109,637)	(148,016)	38,379	Barclays Capital Group

					$(310,689)	$(1,293,607)	$982,918

Cash of $47,399,000 and U.S. Treasury Obligations with a combined market value of $2,624,000 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at July 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on centrally cleared corporate and/or sovereign issues, credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2016.

Total return swap agreements outstanding at July 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$315,162	$—	$315,162
Deutsche Bank AG	09/08/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	88,146	—	88,146
Deutsche Bank AG	09/08/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	438,930	—	438,930
Deutsche Bank AG	09/08/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	121,863	—	121,863
Credit Suisse First Boston Corp.	01/12/41	15,243	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	19,896	(44,096)	63,992

				$983,997	$(44,096)	$1,028,093

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$2,465,941	$—
Collateralized Loan Obligations	—	256,960,847	—
Non-Residential Mortgage-Backed Securities	—	42,088,453	—
Residential Mortgage-Backed Securities	—	199,658,925	—
Bank Loans	—	47,266,571	1,458,835
Commercial Mortgage-Backed Securities	—	76,109,723	—
Corporate Bonds	—	701,031,678	—
Municipal Bonds	—	15,565,451	—
Non-Corporate Foreign Agencies	—	22,006,063	—
Residential Mortgage-Backed Securities	—	112,704,769	38,072,721
Sovereign Bonds	—	64,102,546	—
U.S. Treasury Obligations	—	3,695,639	—
Affiliated Mutual Fund	106,803,844	—	—
Other Financial Instruments*
Futures Contracts	14,744,911	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,587,300)	—
OTC Cross Currency Exchange Contracts	—	(18,835)	—
OTC Currency Swap Agreements	—	1,390,945	—
Centrally Cleared Interest Rate Swap Agreements	—	(59,690,374)	—
OTC Interest Rate Swap Agreements	—	184,523	—
Centrally Cleared Credit Default Swap Agreements	—	(71,920)	—
OTC Credit Default Swap Agreements	—	(1,718,536)	23,313
OTC Total Return Swap Agreements	—	983,997	—

Total	$121,548,755	$1,483,129,106	$39,554,869

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Asset-Backed Residential Mortgage-Backed Securities	Asset-Backed Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Forward Rate Agreements		Credit Default Swaps
Balance as of 10/31/15	$1,375,465	$4,939,860	$14,607,300	$—	$(386,245)		$—
Realized gain (loss)	(41,656)	—	14,658	42,735	—	**	—
Change in unrealized appreciation (depreciation)***	22,559	—	(8,271)	(541,761)	386,245		23,313
Purchases	1,457,002	—	—	2,267,161	—		—
Sales/Paydowns	(1,354,535)	—	(14,613,687)	(5,809,235)	—		—
Accrued discount/premium	—	—	—	49,661	—		—
Transfer into Level 3	—	—	—	42,064,160	—		—
Transfer out of Level 3	—	(4,939,860)	—	—	—		—

Balance as of 07/31/16	$1,458,835	$—	$—	$38,072,721	$—		$23,313

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $(711,528).
***	Of which, $(509,331) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$1,458,835	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	38,072,721	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	23,313	Market Approach	Single Broker Indicative Quote

	$39,554,869

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$42,064,160	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Asset-Backed Residential Mortgage-Backed Securities	$4,939,860	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Australia — 14.6%
Dexus Property Group, REIT	74,354	$552,202
Goodman Group, REIT	96,291	552,265
Investa Office Fund, REIT	36,737	127,958
Mirvac Group, REIT	103,474	173,102
Scentre Group, REIT	199,339	803,428
Stockland, REIT	87,130	334,377
Vicinity Centres, REIT	246,558	649,715
Westfield Corp., REIT	122,370	994,769

		4,187,816

Canada — 6.4%
Boardwalk Real Estate Investment Trust, REIT	9,509	408,501
Brookfield Canada Office Properties, REIT	9,138	200,376
Canadian Apartment Properties, REIT	32,084	802,315
Chartwell Retirement Residences, UTS, REIT	35,406	430,084

		1,841,276

France — 6.9%
Klepierre, REIT	8,214	393,871
Mercialys SA, REIT	9,009	210,623
Unibail-Rodamco SE, REIT	5,006	1,379,269

		1,983,763

Germany — 10.5%
ADO Properties SA, 144A	6,661	271,004
Alstria Office REIT-AG, REIT*	15,648	217,924
Deutsche Wohnen AG	11,035	413,140
LEG Immobilien AG*	4,259	427,608
TLG Immobilien AG	15,042	336,767
VIB Vermoegen AG	4,919	103,005
Vonovia SE	30,913	1,225,624

		2,995,072

Hong Kong — 14.7%
Henderson Land Development Co. Ltd.	76,146	454,531
Link REIT (The), REIT	133,500	997,396
Sun Hung Kai Properties Ltd.	119,500	1,714,640
Wharf Holdings Ltd. (The)	150,000	1,036,649

		4,203,216

Ireland — 2.2%
Green REIT PLC, REIT	105,629	173,362
Hibernia REIT PLC, REIT	160,007	243,289
Irish Residential Properties REIT PLC, REIT	169,307	213,893

		630,544

Japan — 25.4%
Activia Properties, Inc., REIT	83	434,446
Advance Residence Investment, REIT	15	41,771
Frontier Real Estate Investment Corp., REIT	29	155,320
GLP J-REIT, REIT	97	123,694
Hoshino Resorts REIT Inc., REIT	8	98,026
Invincible Investment Corp.,REIT	731	492,429
Japan Excellent, Inc., REIT	2	2,833
Japan Hotel REIT Investment Corp., REIT	480	402,625
Japan Real Estate Investment Corp., REIT	53	320,417
Japan Retail Fund Investment Corp., REIT	259	637,238

Kenedix Retail REIT Corp., REIT	243	664,175
LaSalle Logiport REIT, REIT*	86	89,932
Mitsubishi Estate Co. Ltd.	59,000	1,097,258
Mitsui Fudosan Co. Ltd.	52,000	1,125,577
Nippon Building Fund, Inc., REIT	86	529,176
Nippon Prologis REIT, Inc., REIT	67	167,551
Orix JREIT, Inc., REIT	110	202,895
Sumitomo Realty & Development Co. Ltd.	26,265	679,587

		7,264,950

Netherlands — 0.8%
Eurocommercial Properties NV, REIT	5,259	232,954

Singapore — 1.8%
Cache Logistics Trust, REIT	219,500	141,941
Keppel REIT, REIT	362,750	288,830
Suntec Real Estate Investment Trust, REIT	72,800	91,107

		521,878

Spain — 0.5%
Axiare Patrimonio SOCIMI SA, REIT	11,370	155,111

Sweden — 3.1%
Atrium Ljungberg AB (Class B Stock)	7,975	134,579
Fabege AB	12,429	221,903
Hufvudstaden AB (Class A Stock)	13,250	221,283
Kungsleden AB	25,174	187,560
Pandox AB	6,719	114,718

		880,043

Switzerland — 0.9%
PSP Swiss Property AG	2,551	257,202

United Kingdom — 11.9%
Big Yellow Group PLC, REIT	26,783	251,092
British Land Co. PLC (The), REIT	51,973	461,254
Derwent London PLC, REIT	7,092	266,729
Empiric Student Property PLC, REIT	87,664	133,422
Great Portland Estates PLC, REIT	26,274	237,528
Hammerson PLC, REIT	54,066	399,108
Kennedy Wilson Europe Real Estate PLC	12,922	170,002
Land Securities Group PLC, REIT	44,698	647,069
Segro PLC, REIT	63,606	372,692
Shaftesbury PLC, REIT	22,148	273,531
Tritax Big Box REIT PLC, REIT	115,321	208,005

		3,420,432

TOTAL LONG-TERM INVESTMENTS (cost $23,793,178)		28,574,257

SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $55,872)(a)	55,872	55,872

TOTAL INVESTMENTS — 99.9% (cost $23,849,050)(b)		28,630,129
Other assets in excess of liabilities — 0.1%		21,512

NET ASSETS — 100.0%		$28,651,641

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,600,127

Appreciation	4,247,977
Depreciation	(217,975)

Net Unrealized Appreciation	$4,030,002

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,187,816	$—
Canada	1,841,276	—	—
France	—	1,983,763	—
Germany	103,005	2,892,067	—
Hong Kong	—	4,203,216	—
Ireland	630,544	—	—
Japan	89,932	7,175,018	—
Netherlands	—	232,954	—
Singapore	—	521,878	—
Spain	—	155,111	—
Sweden	249,297	630,746	—
Switzerland	—	257,202	—
United Kingdom	133,422	3,287,010	—
Affiliated Mutual Fund	55,872	—	—

Total	$3,103,348	$25,526,781	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$426,119	L1 to L2	Official Close to Model Price
Common Stocks	$538,764	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Retail REITs	28.8%
Diversified Real Estate Activities	21.3
Real Estate Operating Companies	13.3
Office REITs	10.7
Diversified REITs	7.4
Residential REITs	7.3
Industrial REITs	5.7
Hotel & Resort REITs	1.8
Health Care Facilities	1.5
Specialized REITs	0.9
Real Estate Management & Development	0.6
Hotels, Resorts & Cruise Lines	0.4
Affiliated Mutual Fund	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential QMA Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
CONSUMER DISCRETIONARY — 10.9%
Auto Components — 0.1%
Dana, Inc.	7,900	$107,756
Tenneco, Inc.*	3,400	192,168

		299,924

Automobiles — 0.9%
Ford Motor Co.	60,200	762,132
General Motors Co.	35,300	1,113,362

		1,875,494

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	18,600	334,428
Jack in the Box, Inc.	3,300	291,687
McDonald’s Corp.	21,900	2,576,535
Sonic Corp.	3,900	104,949
Yum! Brands, Inc.	11,900	1,064,098

		4,371,697

Household Durables — 1.1%
D.R. Horton, Inc.	24,700	812,136
Meritage Homes Corp.*	3,500	127,365
Whirlpool Corp.	6,900	1,327,284

		2,266,785

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*	4,900	3,718,169

Leisure Products — 0.1%
Polaris Industries, Inc.(a)	800	79,000
Vista Outdoor, Inc.*	5,000	250,250

		329,250

Media — 1.4%
Comcast Corp. (Class A Stock)	19,400	1,304,650
News Corp. (Class A Stock)	14,900	193,253
Time Warner, Inc.	5,100	390,915
Twenty-First Century Fox, Inc. (Class A Stock)	12,500	333,000
Viacom, Inc. (Class B Stock)	14,800	672,956

		2,894,774

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)	2,400	162,432

Specialty Retail — 2.8%
Express, Inc.*	15,900	237,864
Home Depot, Inc. (The)	14,500	2,004,480
Murphy USA, Inc.*	2,000	153,280
Ross Stores, Inc.	26,800	1,657,044
TJX Cos., Inc. (The)	22,500	1,838,700

		5,891,368

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	2,600	263,250
NIKE, Inc. (Class B Stock)	10,200	566,100
PVH Corp.	2,000	202,120

		1,031,470

CONSUMER STAPLES — 11.0%
Beverages — 1.4%
Coca-Cola Co. (The)	1,500	65,445
PepsiCo, Inc.	25,894	2,820,374

		2,885,819

Food & Staples Retailing — 2.7%
CVS Health Corp.	22,400	2,076,928
Kroger Co. (The)	33,000	1,128,270
Wal-Mart Stores, Inc.	35,370	2,580,949

		5,786,147

Food Products — 2.4%
Archer-Daniels-Midland Co.	35,300	1,591,324
Bunge Ltd.	1,800	118,512
ConAgra Foods, Inc.	28,400	1,327,984
Sanderson Farms, Inc.	1,900	166,421
Tyson Foods, Inc. (Class A Stock)	25,300	1,862,080

		5,066,321

Household Products — 2.4%
Colgate-Palmolive Co.	24,200	1,801,206
Kimberly-Clark Corp.	10,500	1,360,275
Procter & Gamble Co. (The)	21,164	1,811,427

		4,972,908

Tobacco — 2.1%
Altria Group, Inc.	42,400	2,870,480
Reynolds American, Inc.	29,800	1,491,788

		4,362,268

ENERGY — 5.5%
Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)	38,900	356,713

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	5,084	521,008
ConocoPhillips	6,100	249,002
EQT Corp.	15,900	1,158,474
Exxon Mobil Corp.	47,474	4,222,812
Hess Corp.	7,400	397,010
Kinder Morgan, Inc.	67,500	1,372,275
Marathon Petroleum Corp.	28,300	1,114,737
PBF Energy, Inc. (Class A Stock)	6,300	140,742
Phillips 66	16,350	1,243,581
Tesoro Corp.	9,300	708,195

		11,127,836

FINANCIALS — 14.3%
Banks — 5.6%
Bank of America Corp.	68,768	996,448
Citigroup, Inc.	56,800	2,488,408
JPMorgan Chase & Co.	58,800	3,761,436
PNC Financial Services Group, Inc. (The)	12,100	1,000,065
Regions Financial Corp.	19,300	176,981
U.S. Bancorp	7,991	336,981
Wells Fargo & Co.	64,464	3,092,338

		11,852,657

Capital Markets — 1.9%
BlackRock, Inc.	4,500	1,648,125
Goldman Sachs Group, Inc. (The)	9,500	1,508,695
Raymond James Financial, Inc.	8,500	466,650
State Street Corp.	4,100	269,698

		3,893,168

Consumer Finance — 1.3%
Capital One Financial Corp.	4,600	308,568
Discover Financial Services	22,700	1,290,268
Navient Corp.	47,300	671,660
Nelnet, Inc. (Class A Stock)	12,000	484,920

		2,755,416

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	10,000	1,442,700

Insurance — 2.2%
Aflac, Inc.	22,000	1,590,160
Allstate Corp. (The)	11,000	751,630
Lincoln National Corp.	5,200	227,084
MetLife, Inc.	16,100	688,114
Travelers Cos., Inc. (The)	3,700	430,014
Unum Group	22,700	758,407
XL Group Ltd. (Ireland)	7,700	266,497

		4,711,906

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	6,300	729,351
Ares Commercial Real Estate Corp.	5,300	67,310
Chimera Investment Corp.	30,500	511,790
Empire State Realty Trust, Inc. (Class A Stock)	4,400	92,356
Forest City Realty Trust, Inc. (Class A Stock)	4,500	106,425
GEO Group, Inc. (The)	6,700	231,887
HCP, Inc.	7,200	282,456
Invesco Mortgage Capital, Inc.	9,100	131,040
Prologis, Inc.	7,600	414,124
RLJ Lodging Trust	13,000	308,620
Ryman Hospitality Properties, Inc.	3,500	196,840
WP Carey, Inc.	1,700	123,505
Xenia Hotels & Resorts, Inc.	56,800	1,020,128

		4,215,832

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA*(a)	3,000	69,780
CBRE Group, Inc. (Class A Stock)*	15,800	449,510
Jones Lang LaSalle, Inc.	6,300	689,661

		1,208,951

HEALTH CARE — 16.7%
Biotechnology — 3.5%
Amgen, Inc.	14,200	2,442,826
Biogen, Inc.*	5,100	1,478,643
Celgene Corp.*	17,400	1,952,106
Gilead Sciences, Inc.	18,400	1,462,248

		7,335,823

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	4,700	210,325
Baxter International, Inc.	25,700	1,234,114

Becton, Dickinson and Co.	8,500	1,496,000
C.R. Bard, Inc.	3,700	827,801
Edwards Lifesciences Corp.*	11,400	1,305,528
Hill-Rom Holdings, Inc.	4,400	235,092
Hologic, Inc.*	19,000	731,310
Medtronic PLC	21,400	1,875,282
Stryker Corp.	2,100	244,188

		8,159,640

Health Care Providers & Services — 3.5%
Aetna, Inc.	14,300	1,647,503
Anthem, Inc.	10,900	1,431,606
Cigna Corp.	2,900	373,984
Express Scripts Holding Co.*	4,700	357,529
HCA Holdings, Inc.*	8,900	686,457
UnitedHealth Group, Inc.	19,700	2,821,040

		7,318,119

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	7,400	1,175,416
VWR Corp.*	3,600	112,752

		1,288,168

Pharmaceuticals — 5.2%
Allergan PLC*	5,600	1,416,520
Bristol-Myers Squibb Co.	16,900	1,264,289
Jazz Pharmaceuticals PLC*	2,500	377,425
Johnson & Johnson	29,499	3,694,160
Merck & Co., Inc.	12,300	721,518
Pfizer, Inc.	93,634	3,454,158

		10,928,070

INDUSTRIALS — 9.3%
Aerospace & Defense — 3.3%
Boeing Co. (The)	3,500	467,810
BWX Technologies, Inc.	8,700	320,247
General Dynamics Corp.	11,500	1,689,235
Huntington Ingalls Industries, Inc.	5,100	880,158
Northrop Grumman Corp.	8,800	1,906,344
Orbital ATK, Inc.	3,300	287,496
Raytheon Co.	5,200	725,556
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	8,600	373,068
Textron, Inc.	10,300	401,700

		7,051,614

Air Freight & Logistics — 0.8%
FedEx Corp.	10,200	1,651,380

Airlines — 1.2%
Southwest Airlines Co.	37,800	1,398,978
United Continental Holdings, Inc.*	22,100	1,036,269

		2,435,247

Building Products — 1.0%
Allegion PLC	2,400	173,736
Insteel Industries, Inc.	12,500	434,875
Masco Corp.	33,300	1,214,784
Universal Forest Products, Inc.	2,500	270,300

		2,093,695

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	10,200	147,900

Construction & Engineering — 0.2%
EMCOR Group, Inc.	4,100	228,370
KBR, Inc.	12,600	176,652

		405,022

Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,300	341,159
Emerson Electric Co.	2,500	139,750
Regal Beloit Corp.	4,300	262,343

		743,252

Industrial Conglomerates — 1.4%
3M Co.	7,500	1,337,700
Carlisle Cos., Inc.	3,500	361,515
General Electric Co.	39,279	1,223,148

		2,922,363

Road & Rail — 0.9%
AMERCO	700	276,857
Union Pacific Corp.	18,500	1,721,425

		1,998,282

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc.*	4,300	155,617

INFORMATION TECHNOLOGY — 21.7%
Communications Equipment — 1.4%
Cisco Systems, Inc.	90,650	2,767,545
NETGEAR, Inc.*	4,100	210,863

		2,978,408

Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro, Inc. (Class A Stock)	13,900	475,936
Sanmina Corp.*	7,500	190,050

		665,986

Internet Software & Services — 5.9%
Akamai Technologies, Inc.*	18,100	914,593
Alphabet, Inc. (Class A Stock)*	2,770	2,192,012
Alphabet, Inc. (Class C Stock)*	4,577	3,518,752
eBay, Inc.*	46,600	1,452,056
Facebook, Inc. (Class A Stock)*	34,900	4,325,506

		12,402,919

IT Services — 2.3%
Accenture PLC (Class A Stock)	11,000	1,240,910
Cognizant Technology Solutions Corp. (Class A Stock)*	7,500	431,175
CSRA, Inc.	9,200	247,664
DST Systems, Inc.	1,100	135,663
International Business Machines Corp.	6,870	1,103,459
MasterCard, Inc. (Class A Stock)	8,800	838,112
Visa, Inc. (Class A Stock)	10,400	811,720

		4,808,703

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	16,400	571,704
ON Semiconductor Corp.*	46,200	463,386
QUALCOMM, Inc.	6,600	413,028
Skyworks Solutions, Inc.	2,300	151,846
Texas Instruments, Inc.	21,900	1,527,525

		3,127,489

Software — 5.8%
Adobe Systems, Inc.*	12,100	1,184,106
Citrix Systems, Inc.*	15,700	1,399,341
Fortinet, Inc.*	3,600	124,884
Intuit, Inc.	11,100	1,231,989
Manhattan Associates, Inc.*	6,800	394,740
Microsoft Corp.	92,300	5,231,564
Oracle Corp.	61,700	2,532,168

		12,098,792

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	61,520	6,410,999
EMC Corp.	42,600	1,204,728
Hewlett Packard Enterprise Co.	60,000	1,261,200
HP, Inc.	47,700	668,277

		9,545,204

MATERIALS — 4.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	9,300	1,389,606
Cabot Corp.	2,500	121,725
Celanese Corp. (Class A Stock)	8,100	513,702
GCP Applied Technologies, Inc.*	4,300	118,379
Huntsman Corp.	24,300	375,678
LyondellBasell Industries NV (Class A Stock)	13,100	985,906

		3,504,996

Construction Materials — 0.2%
Vulcan Materials Co.	4,100	508,318

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	4,100	164,533
Packaging Corp. of America	7,300	545,237

		709,770

Metals & Mining — 1.8%
Newmont Mining Corp.	32,500	1,430,000
Nucor Corp.	23,100	1,239,084
Steel Dynamics, Inc.	41,900	1,123,758

		3,792,842

Paper & Forest Products — 0.1%
KapStone Paper & Packaging Corp.	13,900	198,492

TELECOMMUNICATIONS SERVICES — 1.9%
Diversified Telecommunication Services
AT&T, Inc.	6,054	262,078
Verizon Communications, Inc.	69,400	3,845,455

		4,107,533

UTILITIES — 4.6%
Electric Utilities — 3.0%
American Electric Power Co., Inc.	20,500	1,420,650
Entergy Corp.	15,900	1,294,101
Exelon Corp.	43,100	1,606,768
FirstEnergy Corp.	14,600	509,832
PPL Corp.	38,200	1,440,522

		6,271,873

Gas Utilities — 0.2%
UGI Corp.	10,600	479,756

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	111,100	1,372,085

Multi-Utilities — 0.8%
MDU Resources Group, Inc.	11,900	286,195
Public Service Enterprise Group, Inc.	28,900	1,329,689

		1,615,884

TOTAL LONG-TERM INVESTMENTS (cost $140,308,455)		210,303,247

SHORT-TERM INVESTMENTS — 0.2%
AFFILIATED MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $136,950; includes $136,950 of cash collateral for securities on loan)(b)(c)	136,950	136,950

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.267%, 09/15/16(d)(e) (cost $249,918)	250	249,934

TOTAL SHORT-TERM INVESTMENTS (cost $386,868)		386,884

TOTAL INVESTMENTS — 100.2% (cost $140,695,323)(f)		210,690,131
Liabilities in excess of other assets(g) — (0.2)%		(448,252)

NET ASSETS — 100.0%		$210,241,879

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,011; cash collateral of $136,950 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$140,791,095

Appreciation	70,127,397
Depreciation	(228,361)

Net Unrealized Appreciation	$69,899,036

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Position:
1	S&P 500 E-Mini Index	Sep. 2016	$103,504	$108,410	$4,906

A U.S. Treasury Obligation with a market value of $249,934 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$22,841,363	$—	$—
Consumer Staples	23,073,463	—	—
Energy	11,484,549	—	—
Financials	30,080,630	—	—
Health Care	35,029,820	—	—
Industrials	19,604,372	—	—
Information Technology	45,627,501	—	—
Materials	8,714,418	—	—
Telecommunications Services	4,107,533	—	—
Utilities	9,739,598	—	—
Affiliated Mutual Fund	136,950	—	—
U.S. Treasury Obligation	—	249,934	—
Other Financial Instruments*
Futures Contracts	4,906	—	—

Total	$210,445,103	$249,934	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Real Estate Income Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 80.8%
Diversified REITs — 12.2%
Agellan Commercial Real Estate Investment Trust (Canada)	8,640	$67,564
First Potomac Realty Trust	11,580	117,074
Lexington Realty Trust	10,034	109,070
NorthStar Realty Finance Corp.	14,671	196,591
Suntec Real Estate Investment Trust (Singapore)	191,041	239,083

		729,382

Health Care REITs — 22.1%
Care Capital Properties, Inc.	5,793	171,357
Community Healthcare Trust, Inc.	13,609	312,871
Omega Healthcare Investors, Inc.	6,376	219,972
Physicians Realty Trust	2,734	59,382
Sabra Health Care REIT, Inc.	7,948	190,037
Senior Housing Properties Trust	6,359	141,233
Ventas, Inc.	1,689	128,634
Welltower, Inc.	1,156	91,706

		1,315,192

Hotel & Resort REITs — 9.6%
Chesapeake Lodging Trust	11,234	283,883
MGM Growth Properties LLC (Class A Stock)	10,539	285,712

		569,595

Industrial REITs — 11.9%
Ascendas Real Estate Investment Trust (Singapore)	137,051	251,157
Cache Logistics Trust (Singapore)	320,237	207,083
Frasers Logistics & Industrial Trust (Singapore)*	110,000	81,226
Prologis Property Mexico SA de CV (Mexico)*	60,657	95,434
STAG Industrial, Inc.	2,846	72,231

		707,131

Office REITs — 7.9%
Alstria Office REIT-AG (Germany)*	5,425	75,552
Keppel REIT (Singapore)	264,200	210,362
New York REIT, Inc.	19,208	183,244

		469,158

Real Estate Operating Companies — 2.0%
TLG Immobilien AG (Germany)	5,406	121,032

Residential REITs — 2.0%
Empiric Student Property PLC (United Kingdom)	79,600	121,149

Retail REITs — 9.7%
Eurocommercial Properties NV (Netherlands)	2,704	119,777
Mapletree Commercial Trust (Singapore)	52,493	62,058
Mercialys SA (France)	5,116	119,608
Starhill Global REIT (Singapore)	112,200	67,112
WP Glimcher, Inc.	16,620	210,742

		579,297

Specialized REITs — 3.4%
Four Corners Property Trust, Inc.	9,234	200,470

TOTAL COMMON STOCKS (cost $4,638,261)		4,812,406

PREFERRED STOCKS — 18.7%
Diversified REITs — 5.3%
Gramercy Property Trust	5,600	149,240
VEREIT, Inc.	6,025	162,795

		312,035

Hotel & Resort REITs — 4.7%
Pebblebrook Hotel Trust Series D	3,198	88,744
Sunstone Hotel Investors, Inc.	7,000	190,750

		279,494

Industrial REITs — 1.4%
STAG Industrial, Inc.	3,000	82,125

Residential REITs — 3.4%
American Homes 4 Rent Series E*	8,000	203,920

Retail REITs — 3.9%
Cedar Realty Trust, Inc.	3,250	85,508
Pennsylvania Real Estate Investment Trust	5,650	148,708

		234,216

Specialized REITs
DuPont Fabros Technology, Inc. Series C	13	366

TOTAL PREFERRED STOCKS (cost $1,046,214)		1,112,156

TOTAL LONG-TERM INVESTMENTS (cost $5,684,475)		5,924,562

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $99,524)(a)	99,524	99,524

TOTAL INVESTMENTS — 101.2% (cost $5,783,999)(b)		6,024,086
Liabilities in excess of other assets — (1.2)%		(70,038)

NET ASSETS — 100.0%		$5,954,048

The following abbreviations are used in the quarterly schedule of portfolio holdings:

L1	Level 1
L2	Level 2
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$5,835,656

Appreciation	373,894
Depreciation	(185,464)

Net Unrealized Appreciation	$188,430

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$490,299	$239,083	$—
Health Care REITs	1,315,192	—	—
Hotel & Resort REITs	569,595	—	—
Industrial REITs	248,891	458,240	—
Office REITs	183,244	285,914	—
Real Estate Operating Companies	—	121,032	—
Residential REITs	121,149	—	—
Retail REITs	272,800	306,497	—
Specialized REITs	200,470	—	—
Preferred Stocks
Diversified REITs	312,035	—	—
Hotel & Resort REITs	279,494	—	—
Industrial REITs	82,125	—	—
Residential REITs	203,920	—	—
Retail REITs	234,216	—	—
Specialized REITs	366	—	—
Affiliated Mutual Fund	99,524	—	—

Total	$4,613,320	$1,410,766	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$92,072	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Health Care REITs	22.1%
Diversified REITs	17.5
Hotel & Resort REITs	14.3
Retail REITs	13.6
Industrial REITs	13.3
Office REITs	7.9
Residential REITs	5.4
Specialized REITs	3.4
Real Estate Operating Companies	2.0
Affiliated Mutual Fund	1.7

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Prudential Select Real Estate Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS
Diversified Real Estate Activities — 6.9%
Mitsui Fudosan Co. Ltd. (Japan)	8,110	$175,547
Sun Hung Kai Properties Ltd. (Hong Kong)	17,770	254,972

		430,519

Diversified REITs — 9.5%
Empire State Realty Trust, Inc. (Class A Stock)	3,300	69,267
First Potomac Realty Trust	13,594	137,435
Land Securities Group PLC (United Kingdom)	6,750	97,716
STORE Capital Corp., REIT	5,700	177,783
Suntec Real Estate Investment Trust (Singapore)	84,650	105,938

		588,139

Health Care REITs — 8.5%
Community Healthcare Trust, Inc.	6,011	138,193
Healthcare Realty Trust, Inc.	4,100	148,256
Physicians Realty Trust	3,790	82,319
Ventas, Inc.	2,063	157,118

		525,886

Hotel & Resort REITs — 3.1%
MGM Growth Properties LLC (Class A Stock)	4,700	127,417
Sunstone Hotel Investors, Inc.	5,139	68,349

		195,766

Industrial REITs — 6.6%
Duke Realty Corp.	8,800	253,352
Rexford Industrial Realty, Inc.	4,866	111,237
Segro PLC (United Kingdom)	8,000	46,875

		411,464

Office REITs — 13.6%
Alexandria Real Estate Equities, Inc.	1,144	128,471
Great Portland Estates PLC (United Kingdom)	5,870	53,067
Hudson Pacific Properties, Inc.	8,000	270,480
Keppel REIT (Singapore)	137,630	109,584
Kilroy Realty Corp.	1,800	131,778
New York REIT, Inc.	16,207	154,615

		847,995

Real Estate Development — 1.2%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	5,700	74,989

Residential REITs — 21.7%
American Campus Communities, Inc.	2,300	124,361
Apartment Investment & Management Co. (Class A Stock)	2,410	110,788
Empiric Student Property PLC (United Kingdom)	83,283	126,754
Equity LifeStyle Properties, Inc.	1,680	138,163
Equity Residential	3,750	254,962
Essex Property Trust, Inc.	976	228,267
Irish Residential Properties REIT PLC (Ireland)	73,398	92,727
Monogram Residential Trust, Inc.	8,500	91,035
Sun Communities, Inc.	2,339	185,132

		1,352,189

Retail REITs — 19.3%
British Land Co. PLC (The) (United Kingdom)	10,750	95,405
Equity One, Inc.	5,136	170,875

Federal Realty Investment Trust	1,290	218,913
General Growth Properties, Inc.	7,475	238,826
Kenedix Retail REIT Corp., REIT (Japan)	33	90,196
Regency Centers Corp.	616	52,317
Retail Opportunity Investments Corp.	3,860	88,124
Retail Properties of America, Inc. (Class A Stock)	3,784	66,712
Taubman Centers, Inc.	2,240	181,261

		1,202,629

Specialized REITs — 9.7%
CoreSite Realty Corp., REIT	1,500	123,795
CyrusOne, Inc.	2,730	149,658
Extra Space Storage, Inc.	1,045	89,891
Four Corners Property Trust, Inc.	5,800	125,918
Sovran Self Storage, Inc.	1,099	112,505

		601,767

TOTAL LONG-TERM INVESTMENTS (cost $5,809,044)		6,231,343

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $306,465)(a)	306,465	306,465

TOTAL INVESTMENTS — 105.0% (cost $6,115,509)(b)		6,537,808
Liabilities in excess of other assets — (5.0)%		(311,776)

NET ASSETS — 100.0%		$6,226,032

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$6,175,110

Appreciation	537,035
Depreciation	(174,337)

Net Unrealized Appreciation	$362,698

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$430,519	$—
Diversified REITs	384,485	203,654	—
Health Care REITs	525,886	—	—
Hotel & Resort REITs	195,766	—	—
Industrial REITs	364,589	46,875	—
Office REITs	685,344	162,651	—
Real Estate Development	—	74,989	—
Residential REITs	1,352,189	—	—
Retail REITs	1,017,028	185,601	—
Specialized REITs	601,767	—	—
Affiliated Mutual Fund	306,465	—	—

Total	$5,433,519	$1,104,289	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature